Components of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 308,733	¥ 278,621
Unguaranteed residual values	13,924	9,566
Executory costs	(1,680)	(2,184)
Unearned income	(31,919)	(29,875)
Financing Receivable, Gross , Total	289,058	256,128
Less allowance for credit losses	(6,276)	(7,323)	(6,908)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	282,782	248,805
Less current portion	(102,920)	(91,025)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	179,862	157,780
Capital Leases, Net Investment in Direct Financing and Sales Type Leases	¥ 282,782	¥ 248,805